Commitments and contingencies - FY (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and contingencies [Abstract]
Minimum Future Rental Payments
Minimum future rental payments, excluding taxes, insurance and other operating expenses payable under the noncancelable operating leases in effect at December 31, 2015 are as follows (in thousands):

Year ending December 31:
2016	$398
2017	410
2018	422
2019	435
2020	184
Total minimum rental payments	$1,849